Inventory	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory

(2) Inventory

The Company’s manufacturing is sub-contracted to licensed and qualified production facilities. Our inventory is made up of raw materials, work in progress and finished goods. Our inventory is maintained at our manufacturing facilities.

	June 30,	December 31,
	2013	2012
	(unaudited)
Raw materials	$105,446	$216,201
Work in process	15,444	39,354
Finished Goods	233,229	137,264

TOTAL	$354,119	$392,819